Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MoA Funds CORP
Entity Central Index Key	0000795259
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000025733
Shareholder Report [Line Items]
Fund Name	MoA Equity Index Fund
Trading Symbol	MAEIX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the MoA Equity Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.
Additional Information Phone Number	800-914-8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Equity Index Fund	$6	0.12%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[1]
AssetsNet	$ 5,901,231,789
Holdings Count | Holding	509
InvestmentCompanyPortfolioTurnover	0.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$5,901,231,789 Number of Portfolio Holdings509 Portfolio Turnover Rate0.80%
Holdings [Text Block]

Sector Weightings (as a % of Net Assets)

Technology	31.5%
Communications	15.9%
Financial	14.8%
Consumer, Non-cyclical	14.4%
Consumer, Cyclical	8.0%
Industrial	7.5%
Energy	3.0%
Utilities	2.4%
Basic Materials	1.5%
Other	1.0%

Top 10 Investments (as a % of Net Assets)

NVIDIA Corp.	7.3%
Microsoft Corp.	7.0%
Apple, Inc.	5.8%
Amazon.com, Inc.	3.9%
Alphabet, Inc.	3.5%
Meta Platforms, Inc.	3.0%
Broadcom, Inc.	2.4%
Berkshire Hathaway, Inc.	1.7%
Tesla, Inc.	1.7%
JPMorgan Chase & Co.	1.5%

Material Fund Change [Text Block]
C000025740
Shareholder Report [Line Items]
Fund Name	MoA All America Fund
Trading Symbol	MAAKX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the MoA All America Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.
Additional Information Phone Number	800-914-8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA All America Fund	$26	0.52%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%	[2]
AssetsNet	$ 297,943,278
Holdings Count | Holding	676
InvestmentCompanyPortfolioTurnover	8.72%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$297,943,278 Number of Portfolio Holdings676 Portfolio Turnover Rate8.72%
Holdings [Text Block]

Sector Weightings (as a % of Net Assets)

Technology	22.7%
Financial	17.2%
Consumer, Non-cyclical	16.6%
Industrial	12.9%
Communications	9.9%
Consumer, Cyclical	8.6%
Energy	4.0%
Utilities	3.6%
Basic Materials	1.6%
Other	2.9%

Top 10 Investments (as a % of Net Assets)

NVIDIA Corp.	4.2%
Microsoft Corp.	4.0%
Apple, Inc.	3.4%
Amazon.com, Inc.	2.3%
Alphabet, Inc.	2.0%
Meta Platforms, Inc.	1.8%
Broadcom, Inc.	1.4%
Berkshire Hathaway, Inc.	1.0%
Tesla, Inc.	1.0%
JPMorgan Chase & Co.	0.9%

Material Fund Change [Text Block]
C000025741
Shareholder Report [Line Items]
Fund Name	MoA Small Cap Value Fund
Trading Symbol	MAVKX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the MoA Small Cap Value Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.
Additional Information Phone Number	800-914-8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Small Cap Value Fund	$41	0.84%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.84%	[3]
AssetsNet	$ 373,675,352
Holdings Count | Holding	80
InvestmentCompanyPortfolioTurnover	24.04%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$373,675,352 Number of Portfolio Holdings80 Portfolio Turnover Rate24.04%
Holdings [Text Block]

Sector Weightings (as a % of Net Assets)

Financial	41.6%
Consumer, Non-cyclical	14.5%
Industrial	13.9%
Consumer, Cyclical	11.3%
Energy	5.8%
Utilities	5.7%
Basic Materials	3.5%
Communications	2.0%
Technology	0.9%
Other	0.8%

Top 10 Investments (as a % of Net Assets)

American Healthcare REIT, Inc.	2.9%
Stock Yards Bancorp, Inc.	2.6%
Mueller Industries, Inc.	2.6%
Essent Group Ltd.	2.3%
VSE Corp.	2.2%
Stevanato Group SpA	2.2%
Telephone and Data Systems, Inc.	2.0%
Enpro, Inc.	2.0%
Wintrust Financial Corp.	1.9%
Hancock Whitney Corp.	1.9%

Material Fund Change [Text Block]
C000025742
Shareholder Report [Line Items]
Fund Name	MoA Small Cap Growth Fund
Trading Symbol	MAGKX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the MoA Small Cap Growth Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.
Additional Information Phone Number	800-914-8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Small Cap Growth Fund	$41	0.84%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.84%	[4]
AssetsNet	$ 398,814,175
Holdings Count | Holding	92
InvestmentCompanyPortfolioTurnover	20.68%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$398,814,175 Number of Portfolio Holdings92 Portfolio Turnover Rate20.68%
Holdings [Text Block]

Sector Weightings (as a % of Net Assets)

Consumer, Non-cyclical	29.3%
Industrial	24.8%
Technology	12.7%
Financial	11.6%
Consumer, Cyclical	9.8%
Energy	3.4%
Communications	3.3%
Basic Materials	1.9%
Utilities	1.4%
Other	1.8%

Top 10 Investments (as a % of Net Assets)

ESCO Technologies, Inc.	3.0%
Federal Signal Corp.	2.5%
Sterling Infrastructure, Inc.	2.2%
Insmed, Inc.	2.0%
Credo Technology Group Holding, Ltd.	2.0%
Stevanato Group SpA	1.9%
PJT Partners, Inc.	1.8%
Fabrinet	1.8%
First Financial Bankshares, Inc.	1.8%
Agilysys, Inc.	1.7%

Material Fund Change [Text Block]
C000200087
Shareholder Report [Line Items]
Fund Name	MoA Small Cap Equity Index Fund
Trading Symbol	MASOX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the MoA Small Cap Equity Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.
Additional Information Phone Number	800-914-8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Small Cap Equity Index Fund	$7	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.15%	[5]
AssetsNet	$ 173,776,448
Holdings Count | Holding	606
InvestmentCompanyPortfolioTurnover	15.12%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$173,776,448 Number of Portfolio Holdings606 Portfolio Turnover Rate15.12%
Holdings [Text Block]

Sector Weightings (as a % of Net Assets)

Financial	28.4%
Industrial	18.6%
Consumer, Non-cyclical	17.0%
Consumer, Cyclical	13.9%
Technology	7.7%
Communications	4.1%
Energy	4.0%
Basic Materials	3.9%
Utilities	2.2%
Other	0.2%

Top 10 Investments (as a % of Net Assets)

iShares Core S&P Small-Cap ETF	1.6%
Mr Cooper Group, Inc.	0.7%
AeroVironment, Inc.	0.6%
Brinker International, Inc.	0.6%
Qorvo, Inc.	0.6%
SPX Technologies, Inc.	0.6%
Kratos Defense & Security Solutions, Inc.	0.6%
BorgWarner, Inc.	0.5%
Badger Meter, Inc.	0.5%
Armstrong World Industries, Inc.	0.5%

Material Fund Change [Text Block]
C000025743
Shareholder Report [Line Items]
Fund Name	MoA Mid Cap Value Fund
Trading Symbol	MAMVX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the MoA Mid Cap Value Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.
Additional Information Phone Number	800-914-8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Mid Cap Value Fund	$34	0.68%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%	[6]
AssetsNet	$ 187,761,317
Holdings Count | Holding	68
InvestmentCompanyPortfolioTurnover	18.34%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$187,761,317 Number of Portfolio Holdings68 Portfolio Turnover Rate18.34%
Holdings [Text Block]

Sector Weightings (as a % of Net Assets)

Financial	24.6%
Industrial	23.9%
Consumer, Non-cyclical	15.5%
Utilities	9.2%
Consumer, Cyclical	8.5%
Energy	7.4%
Technology	5.6%
Basic Materials	2.9%
Commercial Paper	2.1%
Other	0.3%

Top 10 Investments (as a % of Net Assets)

Crown Holdings, Inc.	2.8%
Ameriprise Financial, Inc.	2.7%
Crane Co.	2.5%
Evergy, Inc.	2.3%
Williams Cos., Inc.	2.3%
Teledyne Technologies, Inc.	2.2%
American Financial Group, Inc.	2.1%
Performance Food Group Co.	2.1%
East West Bancorp, Inc.	2.1%
Roper Technologies, Inc.	2.1%

Material Fund Change [Text Block]
C000025744
Shareholder Report [Line Items]
Fund Name	MoA Mid Cap Equity Index Fund
Trading Symbol	MAMEX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the MoA Mid Cap Equity Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.
Additional Information Phone Number	800-914-8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Mid Cap Equity Index Fund	$8	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[7]
AssetsNet	$ 1,447,664,357
Holdings Count | Holding	405
InvestmentCompanyPortfolioTurnover	6.22%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,447,664,357 Number of Portfolio Holdings405 Portfolio Turnover Rate6.22%
Holdings [Text Block]

Sector Weightings (as a % of Net Assets)

Financial	23.8%
Industrial	22.2%
Consumer, Non-cyclical	15.8%
Consumer, Cyclical	14.3%
Technology	10.1%
Basic Materials	3.8%
Energy	3.7%
Utilities	2.8%
Communications	2.3%
Other	1.2%

Top 10 Investments (as a % of Net Assets)

Interactive Brokers Group, Inc.	0.8%
EMCOR Group, Inc.	0.8%
RB Global, Inc.	0.7%
Guidewire Software, Inc.	0.7%
Flex Ltd.	0.7%
Comfort Systems USA, Inc.	0.6%
Casey's General Stores, Inc.	0.6%
Curtiss-Wright Corp.	0.6%
US Foods Holding Corp.	0.6%
Pure Storage, Inc.	0.6%

Material Fund Change [Text Block]
C000025746
Shareholder Report [Line Items]
Fund Name	MoA Balanced Fund
Trading Symbol	MACHX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the MoA Balanced Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.
Additional Information Phone Number	800-914-8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Balanced Fund	$29	0.56%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%	[8]
AssetsNet	$ 201,862,197
Holdings Count | Holding	407
InvestmentCompanyPortfolioTurnover	18.05%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$201,862,197 Number of Portfolio Holdings407 Portfolio Turnover Rate18.05%
Holdings [Text Block]

Sector Weightings (as a % of Net Assets)

Technology	19.0%
Consumer, Non-cyclical	9.1%
Communications	8.3%
Financial	7.6%
Industrial	6.0%
Consumer, Cyclical	4.9%
Energy	2.3%
Utilities	2.2%
Basic Materials	1.2%
Other	39.4%

Credit Rating Table*

AAA	3.4%
AA	19.8%
A	3.8%
BBB	11.7%
BB	0.2%

* Ratings are based on Standard & Poor’s Corporation ratings. Credit Quality ratings reflect the credit quality of the underlying securities in the Fund’s portfolio and not that of the fund itself. Quality ratings are subject to change. Ratings range from AAA as the highest to Below B as the lowest credit quality rating.

Material Fund Change [Text Block]
C000047659
Shareholder Report [Line Items]
Fund Name	MoA International Fund
Trading Symbol	MAIFX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the MoA International Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.
Additional Information Phone Number	800-914-8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA International Fund	$17	0.30%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.30%	[9]
AssetsNet	$ 2,020,626,914
Holdings Count | Holding	147
InvestmentCompanyPortfolioTurnover	10.92%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,020,626,914 Number of Portfolio Holdings147 Portfolio Turnover Rate10.92%
Holdings [Text Block]

Sector Weightings (as a % of Net Assets)

Financial	27.5%
Consumer, Non-cyclical	17.6%
Industrial	17.5%
Consumer, Cyclical	12.2%
Technology	8.2%
Communications	5.2%
Energy	3.3%
Basic Materials	3.0%
Utilities	2.7%
Other	2.8%

Country Weightings (as a % of Net Assets)

Japan	18.3%
United States	13.9%
United Kingdom	11.3%
Germany	10.6%
France	9.1%
Spain	5.2%
Australia	5.2%
Italy	4.9%
Other Countries	18.7%
Other Assets and Liabilities	2.8%

Material Fund Change [Text Block]
C000218762
Shareholder Report [Line Items]
Fund Name	MoA Catholic Values Index Fund
Trading Symbol	MACCX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the MoA Catholic Values Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.
Additional Information Phone Number	800-914-8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Catholic Values Index Fund	$11	0.22%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%	[10]
AssetsNet	$ 8,301,621
Holdings Count | Holding	452
InvestmentCompanyPortfolioTurnover	12.77%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$8,301,621 Number of Portfolio Holdings452 Portfolio Turnover Rate12.77%
Holdings [Text Block]

Sector Weightings (as a % of Net Assets)

Technology	30.7%
Financial	18.1%
Communications	15.5%
Consumer, Non-cyclical	13.6%
Consumer, Cyclical	8.7%
Industrial	6.8%
Energy	2.9%
Utilities	2.3%
Basic Materials	1.4%
Other	-%

Top 10 Investments (as a % of Net Assets)

NVIDIA Corp.	7.2%
Microsoft Corp.	6.9%
Apple, Inc.	5.7%
Amazon.com, Inc.	3.8%
Global X S&P 500 Catholic Values ETF	3.8%
Alphabet, Inc.	3.4%
Meta Platforms, Inc.	2.9%
Broadcom, Inc.	2.4%
JPMorgan Chase & Co.	1.7%
Tesla, Inc.	1.6%

Material Fund Change [Text Block]
C000047651
Shareholder Report [Line Items]
Fund Name	MoA Retirement Income Fund
Trading Symbol	MARMX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the MoA Retirement Income Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.
Additional Information Phone Number	800-914-8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Retirement Income Fund	$13	0.26%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%	[11]
AssetsNet	$ 302,906,514
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	8.76%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$302,906,514 Number of Portfolio Holdings6 Portfolio Turnover Rate8.76%
Holdings [Text Block]

Asset Diversification (as a % of Net Assets)

Affiliated Mutual Funds	100.0%
Short-Term and Other	0.0%

Top 10 Investments (as a % of Net Assets)

MoA Core Bond Fund	35.0%
MoA Intermediate Bond Fund	27.6%
MoA Equity Index Fund	22.4%
MoA International Fund	5.6%
MoA US Government Money Market Fund	5.3%
MoA Mid Cap Equity Index Fund	4.1%

Material Fund Change [Text Block]
C000047653
Shareholder Report [Line Items]
Fund Name	MoA Clear Passage 2020 Fund
Trading Symbol	MURGX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the MoA Clear Passage 2020 Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.
Additional Information Phone Number	800-914-8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Clear Passage 2020 Fund	$12	0.23%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%	[12]
AssetsNet	$ 432,752,555
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	5.27%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$432,752,555 Number of Portfolio Holdings8 Portfolio Turnover Rate5.27%
Holdings [Text Block]

Asset Diversification (as a % of Net Assets)

Affiliated Mutual Funds	100.0%
Short-Term and Other	0.0%

Top 10 Investments (as a % of Net Assets)

MoA Core Bond Fund	36.7%
MoA Equity Index Fund	24.2%
MoA Intermediate Bond Fund	20.2%
MoA International Fund	7.8%
MoA US Government Money Market Fund	4.9%
MoA Mid Cap Equity Index Fund	4.5%
MoA Small Cap Value Fund	1.1%
MoA Small Cap Growth Fund	0.6%

Material Fund Change [Text Block]
C000047654
Shareholder Report [Line Items]
Fund Name	MoA Clear Passage 2025 Fund
Trading Symbol	MURHX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the MoA Clear Passage 2025 Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.
Additional Information Phone Number	800-914-8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Clear Passage 2025 Fund	$11	0.21%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[13]
AssetsNet	$ 1,079,461,652
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	6.65%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,079,461,652 Number of Portfolio Holdings8 Portfolio Turnover Rate6.65%
Holdings [Text Block]

Asset Diversification (as a % of Net Assets)

Affiliated Mutual Funds	100.0%
Short-Term and Other	0.0%

Top 10 Investments (as a % of Net Assets)

MoA Core Bond Fund	33.1%
MoA Equity Index Fund	30.0%
MoA Intermediate Bond Fund	15.2%
MoA International Fund	11.7%
MoA Mid Cap Equity Index Fund	4.6%
MoA US Government Money Market Fund	2.9%
MoA Small Cap Value Fund	1.5%
MoA Small Cap Growth Fund	1.0%

Material Fund Change [Text Block]
C000047655
Shareholder Report [Line Items]
Fund Name	MoA Clear Passage 2030 Fund
Trading Symbol	MURIX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the MoA Clear Passage 2030 Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.
Additional Information Phone Number	800-914-8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Clear Passage 2030 Fund	$10	0.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[14]
AssetsNet	$ 1,448,571,402
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	7.36%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,448,571,402 Number of Portfolio Holdings9 Portfolio Turnover Rate7.36%
Holdings [Text Block]

Asset Diversification (as a % of Net Assets)

Affiliated Mutual Funds	100.0%
Short-Term and Other	0.0%

Top 10 Investments (as a % of Net Assets)

MoA Equity Index Fund	35.0%
MoA Core Bond Fund	27.4%
MoA International Fund	14.0%
MoA Intermediate Bond Fund	10.6%
MoA Mid Cap Equity Index Fund	5.5%
MoA US Government Money Market Fund	2.8%
MoA Small Cap Value Fund	1.9%
MoA Mid Cap Value Fund	1.5%
MoA Small Cap Growth Fund	1.3%

Material Fund Change [Text Block]
C000047656
Shareholder Report [Line Items]
Fund Name	MoA Clear Passage 2035 Fund
Trading Symbol	MURJX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the MoA Clear Passage 2035 Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.
Additional Information Phone Number	800-914-8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Clear Passage 2035 Fund	$10	0.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[15]
AssetsNet	$ 1,464,606,504
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	6.89%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,464,606,504 Number of Portfolio Holdings10 Portfolio Turnover Rate6.89%
Holdings [Text Block]

Asset Diversification (as a % of Net Assets)

Affiliated Mutual Funds	100.0%
Short-Term and Other	0.0%

Top 10 Investments (as a % of Net Assets)

MoA Equity Index Fund	40.9%
MoA Core Bond Fund	21.5%
MoA International Fund	17.0%
MoA Mid Cap Equity Index Fund	7.6%
MoA Intermediate Bond Fund	4.8%
MoA US Government Money Market Fund	2.8%
MoA Small Cap Value Fund	2.0%
MoA Mid Cap Value Fund	1.3%
MoA Small Cap Growth Fund	1.2%
MoA Small Cap Equity Index Fund	0.9%

Material Fund Change [Text Block]
C000047657
Shareholder Report [Line Items]
Fund Name	MoA Clear Passage 2040 Fund
Trading Symbol	MURLX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the MoA Clear Passage 2040 Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.
Additional Information Phone Number	800-914-8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Clear Passage 2040 Fund	$11	0.21%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[16]
AssetsNet	$ 1,271,430,320
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	7.07%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,271,430,320 Number of Portfolio Holdings10 Portfolio Turnover Rate7.07%
Holdings [Text Block]

Asset Diversification (as a % of Net Assets)

Affiliated Mutual Funds	100.0%
Short-Term and Other	0.0%

Top 10 Investments (as a % of Net Assets)

MoA Equity Index Fund	43.6%
MoA International Fund	21.3%
MoA Core Bond Fund	13.9%
MoA Mid Cap Equity Index Fund	9.6%
MoA Intermediate Bond Fund	3.8%
MoA Small Cap Value Fund	2.0%
MoA US Government Money Market Fund	1.9%
MoA Small Cap Equity Index Fund	1.9%
MoA Small Cap Growth Fund	1.1%
MoA Mid Cap Value Fund	0.9%

Material Fund Change [Text Block]
C000047658
Shareholder Report [Line Items]
Fund Name	MoA Clear Passage 2045 Fund
Trading Symbol	MURMX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the MoA Clear Passage 2045 Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.
Additional Information Phone Number	800-914-8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Clear Passage 2045 Fund	$11	0.21%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[17]
AssetsNet	$ 1,307,830,179
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	6.51%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,307,830,179 Number of Portfolio Holdings10 Portfolio Turnover Rate6.51%
Holdings [Text Block]

Asset Diversification (as a % of Net Assets)

Affiliated Mutual Funds	100.0%
Short-Term and Other	0.0%

Top 10 Investments (as a % of Net Assets)

MoA Equity Index Fund	45.6%
MoA International Fund	23.1%
MoA Core Bond Fund	10.1%
MoA Mid Cap Equity Index Fund	9.8%
MoA Intermediate Bond Fund	2.9%
MoA Small Cap Growth Fund	2.0%
MoA Small Cap Equity Index Fund	1.9%
MoA US Government Money Market Fund	1.9%
MoA Small Cap Value Fund	1.8%
MoA Mid Cap Value Fund	0.9%

Material Fund Change [Text Block]
C000112889
Shareholder Report [Line Items]
Fund Name	MoA Clear Passage 2050 Fund
Trading Symbol	MURNX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the MoA Clear Passage 2050 Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.
Additional Information Phone Number	800-914-8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Clear Passage 2050 Fund	$11	0.21%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[18]
AssetsNet	$ 1,030,002,577
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	7.22%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,030,002,577 Number of Portfolio Holdings10 Portfolio Turnover Rate7.22%
Holdings [Text Block]

Asset Diversification (as a % of Net Assets)

Affiliated Mutual Funds	100.0%
Short-Term and Other	0.0%

Top 10 Investments (as a % of Net Assets)

MoA Equity Index Fund	47.7%
MoA International Fund	23.3%
MoA Mid Cap Equity Index Fund	10.4%
MoA Core Bond Fund	7.5%
MoA Small Cap Growth Fund	2.2%
MoA Small Cap Value Fund	2.1%
MoA Mid Cap Value Fund	1.9%
MoA Small Cap Equity Index Fund	1.9%
MoA US Government Money Market Fund	1.9%
MoA Intermediate Bond Fund	1.1%

Material Fund Change [Text Block]
C000168453
Shareholder Report [Line Items]
Fund Name	MoA Clear Passage 2055 Fund
Trading Symbol	MUROX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the MoA Clear Passage 2055 Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.
Additional Information Phone Number	800-914-8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Clear Passage 2055 Fund	$12	0.23%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%	[19]
AssetsNet	$ 607,361,987
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	8.45%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$607,361,987 Number of Portfolio Holdings10 Portfolio Turnover Rate8.45%
Holdings [Text Block]

Asset Diversification (as a % of Net Assets)

Affiliated Mutual Funds	100.0%
Short-Term and Other	0.0%

Top 10 Investments (as a % of Net Assets)

MoA Equity Index Fund	47.5%
MoA International Fund	24.9%
MoA Mid Cap Equity Index Fund	11.0%
MoA Core Bond Fund	6.3%
MoA Small Cap Equity Index Fund	2.7%
MoA Small Cap Value Fund	2.0%
MoA Small Cap Growth Fund	2.0%
MoA Mid Cap Value Fund	1.9%
MoA US Government Money Market Fund	0.9%
MoA Intermediate Bond Fund	0.8%

Material Fund Change [Text Block]
C000200088
Shareholder Report [Line Items]
Fund Name	MoA Clear Passage 2060 Fund
Trading Symbol	MURPX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the MoA Clear Passage 2060 Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.
Additional Information Phone Number	800-914-8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Clear Passage 2060 Fund	$13	0.25%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[20]
AssetsNet	$ 349,959,824
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	8.42%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$349,959,824 Number of Portfolio Holdings10 Portfolio Turnover Rate8.42%
Holdings [Text Block]

Asset Diversification (as a % of Net Assets)

Affiliated Mutual Funds	100.0%
Short-Term and Other	0.0%

Top 10 Investments (as a % of Net Assets)

MoA Equity Index Fund	46.5%
MoA International Fund	26.1%
MoA Mid Cap Equity Index Fund	11.7%
MoA Core Bond Fund	4.4%
MoA Small Cap Value Fund	2.9%
MoA Small Cap Equity Index Fund	2.7%
MoA Small Cap Growth Fund	2.2%
MoA Mid Cap Value Fund	2.0%
MoA US Government Money Market Fund	0.9%
MoA Intermediate Bond Fund	0.6%

Material Fund Change [Text Block]
C000218763
Shareholder Report [Line Items]
Fund Name	MoA Clear Passage 2065 Fund
Trading Symbol	MURQX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the MoA Clear Passage 2065 Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.
Additional Information Phone Number	800-914-8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Clear Passage 2065 Fund	$17	0.34%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[21]
AssetsNet	$ 151,973,424
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	7.27%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$151,973,424 Number of Portfolio Holdings10 Portfolio Turnover Rate7.27%
Holdings [Text Block]

Asset Diversification (as a % of Net Assets)

Affiliated Mutual Funds	100.0%
Short-Term and Other	0.0%

Top 10 Investments (as a % of Net Assets)

MoA Equity Index Fund	46.6%
MoA International Fund	25.6%
MoA Mid Cap Equity Index Fund	11.3%
MoA Core Bond Fund	3.4%
MoA Small Cap Value Fund	3.1%
MoA Small Cap Growth Fund	3.1%
MoA Mid Cap Value Fund	2.8%
MoA Small Cap Equity Index Fund	2.7%
MoA US Government Money Market Fund	0.8%
MoA Intermediate Bond Fund	0.6%

Material Fund Change [Text Block]
C000259883
Shareholder Report [Line Items]
Fund Name	MoA Clear Passage 2070 Fund
Trading Symbol	MURUX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the MoA Clear Passage 2070 Fund (the "Fund") for the period of May 2, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.
Additional Information Phone Number	800-914-8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Clear Passage 2070 Fund	$1Footnote Reference(a)	0.08%Footnote Reference(b)
Footnote	Description
Footnote(a)	Based on operations from May 2, 2025 (commencement of operations) through June 30, 2025. Had the fund been open the entire reporting period, expenses shown in the table above would have been higher.
Footnote(b)	Annualized.

Expenses Paid, Amount	$ 1	[22]
Expense Ratio, Percent	0.08%	[23]
AssetsNet	$ 1,686,190
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	0.01%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,686,190 Number of Portfolio Holdings10 Portfolio Turnover Rate0.01%
Holdings [Text Block]

Asset Diversification (as a % of Net Assets)

Affiliated Mutual Funds	100.9%
Short-Term and Other	-0.9%

Top 10 Investments (as a % of Net Assets)

MoA Equity Index Fund	45.9%
MoA International Fund	25.1%
MoA Mid Cap Equity Index Fund	14.1%
MoA Small Cap Growth Fund	3.5%
MoA Small Cap Value Fund	3.5%
MoA Mid Cap Value Fund	3.0%
MoA Small Cap Equity Index Fund	2.0%
MoA Core Bond Fund	1.9%
MoA Intermediate Bond Fund	1.0%
MoA US Government Money Market Fund	0.9%

Material Fund Change [Text Block]
C000025747
Shareholder Report [Line Items]
Fund Name	MoA Conservative Allocation Fund
Trading Symbol	MACAX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the MoA Conservative Allocation Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.
Additional Information Phone Number	800-914-8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Conservative Allocation Fund	$8	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[24]
AssetsNet	$ 149,390,026
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	5.49%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$149,390,026 Number of Portfolio Holdings6 Portfolio Turnover Rate5.49%
Holdings [Text Block]

Asset Diversification (as a % of Net Assets)

Affiliated Mutual Funds	100.0%
Short-Term and Other	0.0%

Top 10 Investments (as a % of Net Assets)

MoA Core Bond Fund	34.8%
MoA Equity Index Fund	25.5%
MoA Intermediate Bond Fund	24.2%
MoA International Fund	5.8%
MoA Mid Cap Equity Index Fund	5.0%
MoA US Government Money Market Fund	4.7%

Material Fund Change [Text Block]
C000025734
Shareholder Report [Line Items]
Fund Name	MoA Moderate Allocation Fund
Trading Symbol	MAMOX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the MoA Moderate Allocation Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.
Additional Information Phone Number	800-914-8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Moderate Allocation Fund	$4	0.08%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[25]
AssetsNet	$ 393,437,269
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	3.22%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$393,437,269 Number of Portfolio Holdings5 Portfolio Turnover Rate3.22%
Holdings [Text Block]

Asset Diversification (as a % of Net Assets)

Affiliated Mutual Funds	100.0%
Short-Term and Other	0.0%

Top 10 Investments (as a % of Net Assets)

MoA Equity Index Fund	36.0%
MoA Core Bond Fund	23.3%
MoA International Fund	17.3%
MoA Intermediate Bond Fund	13.4%
MoA Mid Cap Equity Index Fund	10.0%

Material Fund Change [Text Block]
C000025735
Shareholder Report [Line Items]
Fund Name	MoA Aggressive Allocation Fund
Trading Symbol	MAANX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the MoA Aggressive Allocation Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.
Additional Information Phone Number	800-914-8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Aggressive Allocation Fund	$5	0.09%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%	[26]
AssetsNet	$ 333,805,382
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	3.79%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$333,805,382 Number of Portfolio Holdings7 Portfolio Turnover Rate3.79%
Holdings [Text Block]

Asset Diversification (as a % of Net Assets)

Affiliated Mutual Funds	100.0%
Short-Term and Other	0.0%

Top 10 Investments (as a % of Net Assets)

MoA Equity Index Fund	36.9%
MoA International Fund	21.1%
MoA Mid Cap Equity Index Fund	17.4%
MoA Core Bond Fund	14.1%
MoA Small Cap Growth Fund	4.7%
MoA Small Cap Value Fund	4.4%
MoA Intermediate Bond Fund	1.4%

Material Fund Change [Text Block]
C000025736
Shareholder Report [Line Items]
Fund Name	MoA US Government Money Market Fund
Trading Symbol	MAAXX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the MoA US Government Money Market Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.
Additional Information Phone Number	800-914-8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA U.S. Government Money Market Fund	$11	0.22%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%	[27]
AssetsNet	$ 529,708,374
Holdings Count | Holding	21
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$529,708,374 Number of Portfolio Holdings21 Portfolio Turnover Rate0.00%
Holdings [Text Block]

Maturity Weightings (as % of investments)

Less than one month	69.9%
1-3 Months	30.1%

Material Fund Change [Text Block]
C000025738
Shareholder Report [Line Items]
Fund Name	MoA Intermediate Bond Fund
Trading Symbol	MAMBX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the MoA Intermediate Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.
Additional Information Phone Number	800-914-8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Intermediate Bond Fund	$23	0.46%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%	[28]
AssetsNet	$ 892,026,634
Holdings Count | Holding	192
InvestmentCompanyPortfolioTurnover	27.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$892,026,634 Number of Portfolio Holdings192 Portfolio Turnover Rate27.30%
Holdings [Text Block]

Maturity Weightings (as % of investments)

Less than 1 year	1.1%
1-3 years	33.3%
3-5 years	35.4%
5-10 years	30.2%

Credit Rating Table*

AAA	2.0%
AA	44.2%
A	10.4%
BBB	42.6%
BB	0.8%

* Ratings are based on Standard & Poor’s Corporation ratings. Credit Quality ratings reflect the credit quality of the underlying securities in the Fund’s portfolio and not that of the fund itself. Quality ratings are subject to change. Ratings range from AAA as the highest to Below B as the lowest credit quality rating.

Material Fund Change [Text Block]
C000025739
Shareholder Report [Line Items]
Fund Name	MoA Core Bond Fund
Trading Symbol	MABDX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the MoA Core Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.
Additional Information Phone Number	800-914-8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Core Bond Fund	$22	0.44%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[29]
AssetsNet	$ 2,234,017,050
Holdings Count | Holding	569
InvestmentCompanyPortfolioTurnover	17.43%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,234,017,050 Number of Portfolio Holdings569 Portfolio Turnover Rate17.43%
Holdings [Text Block]

Maturity Weightings (as % of investments)

Less than 1 year	0.7%
1-3 years	9.7%
3-5 years	24.8%
5-10 years	20.3%
More than 10 years	44.5%

Credit Rating Table*

AAA	0.2%
AA	55.6%
A	10.1%
BBB	33.4%
BB	0.7%

* Ratings are based on Standard & Poor’s Corporation ratings. Credit Quality ratings reflect the credit quality of the underlying securities in the Fund’s portfolio and not that of the fund itself. Quality ratings are subject to change. Ratings range from AAA as the highest to Below B as the lowest credit quality rating.

Material Fund Change [Text Block]

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[22]	Based on operations from May 2, 2025 (commencement of operations) through June 30, 2025. Had the fund been open the entire reporting period, expenses shown in the table above would have been higher.
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